Redeemable Noncontrolling Interests and Equity - Schedule of Capital Stock (Details) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Schedule of Capital Stock [Line Items]
Total shares, Authorized	401,500,000	401,500,000
Total shares, Issued	50,076,464	49,982,964
Total shares, Treasury Stock
Total shares, Outstanding		49,982,964
Class A Common Stock [Member]
Schedule of Capital Stock [Line Items]
Total shares, Par Value (in Dollars per share)	$ 0.0001	$ 0.0001
Total shares, Authorized	300,000,000	300,000,000
Total shares, Issued	22,096,464	13,252,964
Total shares, Treasury Stock
Total shares, Outstanding		13,252,964
Class V Common Stock [Member]
Schedule of Capital Stock [Line Items]
Total shares, Par Value (in Dollars per share)	$ 0.0001	$ 0.0001
Total shares, Authorized	100,000,000	100,000,000
Total shares, Issued	26,480,000	35,230,000
Total shares, Treasury Stock
Total shares, Outstanding		35,230,000
Convertible preferred units [Member]
Schedule of Capital Stock [Line Items]
Total shares, Par Value (in Dollars per share)		$ 0.0001
Total shares, Authorized		1,500,000
Total shares, Issued		1,500,000
Total shares, Treasury Stock
Total shares, Outstanding		1,500,000